UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 9, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2007.


Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     November 02, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $121,746 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP
     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVO INC                       COM              7585102       1679    60000          DEFINED 2                1679
ARAMARK CORP                   CL B             38521100      9266   281980          DEFINED 2                9266
AZTAR CORPORATION              COM              54802103     10108   190680          DEFINED 2               10108
BAIRNCO CORP                   COM              57097107       879    73223          DEFINED 2                 879
CASCADE NAT GAS CORP           COM              147339105     3450   132240          DEFINED 2                3450
CONSTELLATION ENERGY GRP INC   COM              210371100    11295   190800          DEFINED 2               11295
DELTA AND PINE LAND COMPANY    COM              247357106     6014   148500          DEFINED 2                6014
DHB INDUSTRIES INC             COM              23321E103      218    79268          DEFINED 2                 218
DUQUESNE LIGHT HLDGS INC       COM              266233105      701    35640          DEFINED 2                 701
ENERGY PARTNERS LTD            COM              29270U105      740    30000          DEFINED 2                 740
FREESCALE SEMICONDUCTOR INC    CL B             35687M206     6272   165000          DEFINED 2                6272
GIANT INDS INC                 COM              374508109     7112    87581          DEFINED 2                7112
GOLD KIST INC                  COM              380614107     4376   210000          DEFINED 2                4376
HCA INC                        COM              404119109     9728   194980          DEFINED 2                9728
HOUSTON EXPLORATION CO         COM              442120101     4964    90000          DEFINED 2                4964
HOUSTON EXPLORATION CO         PUT              442000000       18    10300     P    DEFINED 2                  18
INTERGRAPH CORP                COM              458683109     6237   145448          DEFINED 2                6237
KEYSPAN CORPORATION            COM              49337W100     6509   158220          DEFINED 2                6509
KINDER MORGAN INC              COM              49455P101     8493    81000          DEFINED 2                8493
MASSEY ENERGY CO               COM              576206106     2592   123780          DEFINED 2                2592
NORTH FORK BANCORP INC         COM              659424105     6118   213600          DEFINED 2                6118
STONE ENERGY CORP              COM              861642106     2429    60000          DEFINED 2                2429
TRIBUNE CO                     COM              896047107     4319   132000          DEFINED 2                4319
UNIVISION COMMUNICATION INC    CL A             914906102     8231   239700          DEFINED 2                8231